LONG-TERM PAYABLES (Narrative) (Details)			1 Months Ended		12 Months Ended
	Nov. 07, 2016 CNY (¥)	Nov. 07, 2016 USD ($)	Jul. 31, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 CNY (¥)
Sale Leaseback Transaction, Loss Reconized			¥ 215,400,000	¥ 51,100,000
Payment for Debt Extinguishment or Debt Prepayment Cost					¥ 1,400,000
Receivables Related To Sales Leaseback Transaction			600,000,000	150,000,000	150,000,000		¥ 0
Property Plant And Equipment Net			815,400,000		6,680,187,156		4,738,681,353		$ 1,026,725,967
Sale Leaseback Transaction, Quarterly Rental Payments			¥ 600,000
Operating Lease, Residual Value of Leased Asset										¥ 74,900,000
Sale Leaseback Transaction, Amortization Of Deferred loss					14,714,339	$ 2,261,552	¥ 0	¥ 0
Zhejiang Jinko Financial Leasing [Member]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	¥ 183,000,000	$ 26,400,000			¥ 13,100,000	$ 2,000,000
Gain (Loss) on Disposition of Business	¥ 15,200,000	$ 2,200,000
Leased Machinery And Equipment [Member]
Property Plant And Equipment Net				¥ 201,100,000